CLINICAL TRIALS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid clinical trial expenses	$ 1,294
Deferred costs	710
First Agreement [Member]
Prepaid clinical trial expenses	581
Second Agreement [Member]
Prepaid clinical trial expenses	$ 710